Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6 -	PROPERTY AND EQUIPMENT, NET:

	December 31,
	2020	2019	2018
	U.S. dollars in thousands
Cost:
Computers and software	407	382	186
Office furniture and equipment	148	131	104
Leasehold improvements	56	56	46
	611	569	336
Less – accumulated depreciation	(467)	(303)	(193)
Property and equipment, net	144	266	143

Depreciation expenses for the years ended December 31, 2020, 2019 and 2018, were $164 thousand, $110 thousand and $68 thousand, respectively.